Property, Plant and Equipment (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Amount of depreciation expense charged to Cost of sales	¥ 1,543,891	¥ 1,498,625	¥ 1,541,799
Amount of depreciation expense charged to Selling and administrative expense	9,148	9,179	9,125
Impairment loss	¥ 87,570		¥ 58,652
Written off of impairment loss due to disposal of property, plant and equipment		¥ 51,484